As filed with the Securities and Exchange Commission on August 28, 2026

Securities Act File No. 333-30810

Investment Company Act of 1940 File No. 811-09819

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 331	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 333	☒

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

One Congress Street

Boston, Massachusetts 02114

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-3920

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and Address of Agent for Service)

Copies to:

Adam M. Schlichtmann, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on September 9, 2026 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 331 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until September 9, 2026, the effectiveness of Post-Effective Amendment No. 330 to the Registrant’s Registration Statement on Form N-1A, with respect to the State Street Federal Treasury Money Market Fund, State Street Federal Treasury Plus Money Market Fund and the State Street Federal Government Money Market Fund, which was filed pursuant to Rule 485(a) under the Securities Act on July 1, 2026 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, State Street Institutional Investment Trust (the “Trust”), certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of August, 2026.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Patrick J. Riley*	Trustee	August 28, 2026
Patrick J. Riley

/s/ Donna M. Rapaccioli*	Trustee	August 28, 2026
Donna M. Rapaccioli

/s/ Margaret K. McLaughlin*	Trustee	August 28, 2026
Margaret K. McLaughlin

/s/ George M. Pereira*	Trustee	August 28, 2026
George M. Pereira

/s/ Mark E. Swanson*	Trustee	August 28, 2026
Mark E. Swanson

/s/ Jeanne LaPorta*	Trustee	August 28, 2026
Jeanne LaPorta

/s/ Ann M. Carpenter Ann M. Carpenter	President (Principal Executive Officer)	August 28, 2026

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Principal Accounting Officer and Principal Financial Officer	August 28, 2026

*By:	/s/ E. Gerard Maiorana, Jr.
E. Gerard Maiorana, Jr.
As Attorney-in-Fact Pursuant to Power of Attorney

*	Signature affixed by Edmund Gerard Maiorana, Jr. pursuant to a power of attorney dated January 21, 2025